Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

7.  Fair Value Measurements

The fair values of our financial instruments are based on published sources for pricing when possible.  We rely on valuation models only when no other methods exist.  The value of our financial instruments represents our best estimates of the fair value, which may not be the value realized in the future.

The following table presents the fair value and cost of our non-derivative instruments at March 31, 2015 and December 31, 2014.  Information about the fair value of our derivative instruments can be found in Note 8.

	March 31, 2015		December 31, 2014
$ in millions	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Money market funds	$0.1	$0.1	$0.1	$0.1
Equity securities	2.7	3.8	2.7	3.7
Debt securities	4.6	4.6	4.7	4.7
Hedge funds	0.7	0.7	0.8	0.8
Real estate	0.3	0.4	0.4	0.4
Total Assets	$8.4	$9.6	$8.7	$9.7

Liabilities
Debt	$2,159.7	$2,238.5	$2,159.7	$2,204.8

These financial instruments are not subject to master netting agreements or collateral requirements and as such are presented in the Condensed Consolidated Balance Sheet at their gross fair value, except for Debt, which is presented at amortized carrying value.

Debt

Unrealized gains or losses are not recognized in the financial statements as debt is presented at the carrying value, net of unamortized premium or discount in the financial statements.  The debt amounts include the current portion payable in the next twelve months and have maturities that range from 2016 to 2061.

Master Trust Assets

DP&L established Master Trusts to hold assets that could be used for the benefit of employees participating in employee benefit plans and these assets are not used for general operating purposes.  These assets are primarily comprised of open-ended mutual funds, which are valued using the net asset value per unit.  These investments are recorded at fair value within Other deferred assets on the balance sheets and classified as available for sale.  Any unrealized gains or losses are recorded in AOCI until the securities are sold.

DPL had $1.0 million ($0.7 million after tax) of unrealized gains and immaterial unrealized losses on the Master Trust assets in AOCI at March 31, 2015 and $0.8 million ($0.5 million after tax) of unrealized gains and immaterial unrealized losses in AOCI at December 31, 2014.

During the three months ended March 31, 2015, $0.6 million ($0.4 million after tax) of various investments were sold to facilitate the distribution of benefits and the unrealized gains were reversed into earnings.  An immaterial amount of unrealized gains are expected to be reversed to earnings over the next twelve months to facilitate the distribution of benefits.

Fair Value Hierarchy

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  These inputs are then categorized as:

•	Level 1 (quoted prices in active markets for identical assets or liabilities);
•	Level 2 (observable inputs such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active);
•	Level 3 (unobservable inputs).

 Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk.  We include our own credit risk and our counterparty’s credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.

We did not have any transfers of the fair values of our financial instruments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 30, 2015 and 2014.

The fair value of assets and liabilities at March 31, 2015 and December 31, 2014 and the respective category within the fair value hierarchy for DPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at March 31, 2015	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Assets
Master Trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.8	-	3.8	-
Debt securities	4.6	-	4.6	-
Hedge funds	0.7	-	0.7	-
Real estate	0.4	-	0.4	-
Total Master Trust assets	9.6	0.1	9.5	-

Derivative Assets
FTRs	0.3	-	-	0.3
Forward power contracts	20.3	-	18.8	1.5
Total Derivative assets	20.6	-	18.8	1.8

Total Assets	$30.2	$0.1	$28.3	$1.8

Liabilities
Derivative Liabilities
Heating oil	0.3	0.3	-	-
Forward power contracts	20.4	-	19.0	1.4
Total Derivative liabilities	20.7	0.3	19.0	1.4

Long-term debt	2,238.5	-	2,220.3	18.2

Total Liabilities	$2,259.2	$0.3	$2,239.3	$19.6

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2014	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Assets
Master Trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.7	-	3.7	-
Debt securities	4.7	-	4.7	-
Hedge funds	0.8	-	0.8	-
Real estate	0.4	-	0.4	-
Total Master Trust assets	9.7	0.1	9.6	-

Derivative assets
Forward power contracts	14.9	-	13.7	1.2
Total Derivative assets	14.9	-	13.7	1.2

Total Assets	$24.6	$0.1	$23.3	$1.2

Liabilities
Derivative liabilities
FTRs	$0.6	$-	$-	$0.6
Heating oil futures	0.4	0.4	-	-
Natural gas futures	0.1	0.1	-	-
Forward power contracts	11.1	-	11.1	-
Total Derivative liabilities	12.2	0.5	11.1	0.6

Long-term debt	2,204.8	-	2,186.6	18.2

Total Liabilities	$2,217.0	$0.5	$2,197.7	$18.8

Our financial instruments are valued using the market approach in the following categories:

•

Level 1 inputs are used for derivative contracts such as heating oil futures and for money market accounts that are considered cash equivalents.  The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions.

•

Level 2 inputs are used to value derivatives such as forward power contracts (which are traded on the OTC market but which are valued using prices on the NYMEX for similar contracts on the OTC market).  Other Level 2 assets include open-ended mutual funds that are in the Master Trust, which are valued using observable prices based on the end of day NAV per unit.

•

Level 3 inputs such as financial transmission rights are considered a Level 3 input because the monthly auctions are considered inactive.  Other Level 3 inputs include the credit valuation adjustment on some of the forward power contracts and forward power contracts in less active markets.  Our Level 3 inputs are immaterial to our derivative balances as a whole and as such no further disclosures are presented.

Approximately 98% of the inputs to the fair value of our derivative instruments are from quoted market prices.

Our debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets.  These fair value inputs are considered Level 2 in the fair value hierarchy.  As the Wright-Patterson Air Force Base loan is not publicly traded, fair value is assumed to equal carrying value.  These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs.  Additional Level 3 disclosures are not presented since debt is not recorded at fair value.

Non-recurring Fair Value Measurements

We use the cost approach to determine the fair value of our AROs, which is estimated by discounting expected cash outflows to their present value at the initial recording of the liability.  Cash outflows are based on the approximate future disposal cost as determined by market information, historical information or other management estimates.  These inputs to the fair value of the AROs would be considered Level 3 inputs under the fair value hierarchy.  AROs for ash ponds, asbestos and underground storage tanks increased by $0.6 million and $1.2 million during the three months ended March 31, 2015 and 2014, respectively.

When evaluating impairment of goodwill and long-lived assets, we measure fair value using the applicable fair value measurement guidance.  Impairment expense is measured by comparing the fair value at the evaluation date to the carrying amount. The following table summarizes Goodwill and Long-lived assets measured at fair value on a nonrecurring basis during the period and their level within the fair value hierarchy (there were no impairments during the quarter ended March 31, 2015):

$ in millions	Three months ended March 31, 2014
	Carrying	Fair Value			Gross
	Amount (c)	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets (a)
DP&L (East Bend)	$14.2	$-	$-	$2.7	$11.5
Goodwill (b)
DPLER Reporting unit	$135.8	$-	$-	$-	$135.8

(a)See Note 12 for further information

(b)See Note 11 for further information

(c)Carrying amount at date of valuation

Note 9 – Fair Value Measurements

The fair values of our financial instruments are based on published sources for pricing when possible.  We rely on valuation models only when no other method is available to us.  The fair value of our financial instruments represents estimates of possible value that may or may not be realized in the future.  The table below presents the fair value and cost of our non-derivative instruments at December 31, 2014 and 2013.  See Note 10 for the fair values of our derivative instruments.

	December 31, 2014		December 31, 2013
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.1	$0.1	$0.3	$0.3
Equity securities	2.7	3.7	3.3	4.4
Debt securities	4.7	4.7	5.4	5.5
Hedge Funds	0.8	0.8	0.9	0.9
Real Estate	0.4	0.4	0.4	0.4
Total assets	$8.7	$9.7	$10.3	$11.5

Liabilities
Debt	$2,159.7	$2,204.8	$2,294.4	$2,334.6

Debt

Unrealized gains or losses are not recognized in the financial statements as debt is presented at the carrying value, net of unamortized premium or discount in the financial statements.  The debt amounts include the current portion payable in the next twelve months and have maturities that range from 2016 to 2061.

Master Trust Assets

DP&L established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans.  These assets are primarily comprised of open-ended mutual funds which are valued using the net asset value per unit.  These investments are recorded at fair value within Other deferred assets on the balance sheets and classified as available for sale.  Any unrealized gains or losses are recorded in AOCI until the securities are sold.

DPL had $0.8 million ($0.5 million after tax) in unrealized gains and immaterial unrealized losses on the Master Trust assets in AOCI at December 31, 2014 and $0.9 million ($0.6 million after tax) in unrealized gains and immaterial unrealized losses in AOCI at December 31, 2013.

Various investments were sold during the past twelve months to facilitate the distribution of benefits. During the past twelve months, $0.4 million ($0.2 million after tax) of unrealized gains were reversed into earnings. Over the next twelve months, $0.4 million ($0.2 million after tax) of unrealized gains are expected to be reversed to earnings.

Fair Value Hierarchy

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  These inputs are then categorized as:

Level 1 (quoted prices in active markets for identical assets or liabilities);

Level 2 (observable inputs such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active);

Level 3 (unobservable inputs).

Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk.  We include our own credit risk and our counterparty’s credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.

We did not have any transfers of the fair values of our financial instruments between Level 1 and Level 2 of the fair value hierarchy during the twelve months ended December 31, 2014 and 2013.

The fair value of assets and liabilities at December 31, 2014 measured on a recurring basis and the respective category within the fair value hierarchy for DPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2014 (a)	Based on Quoted Prices in Active Markets	Other observable inputs	Unobservable inputs
Assets
Master trust assets
Money market funds	$0.1	$0.1	$-	$-
Equity securities	3.7	3.7	-	-
Debt securities	4.7	4.7	-	-
Hedge Funds	0.8	-	0.8	-
Real Estate	0.4	0.4	-	-
Total Master trust assets	9.7	8.9	0.8	-

Derivative assets
Forward power contracts	14.9	-	13.7	1.2
Total derivative assets	14.9	-	13.7	1.2

Total assets	$24.6	$8.9	$14.5	$1.2

Liabilities
FTRs	$0.6	$-	$-	$0.6
Heating oil futures	0.4	0.4	-	-
Natural gas futures	0.1	0.1	-	-
Forward power contracts	11.1	-	11.1	-
Total derivative liabilities	12.2	0.5	11.1	0.6

Long-term debt	2,204.8	-	2,186.6	18.2

Total liabilities	$2,217.0	$0.5	$2,197.7	$18.8

(a)Includes credit valuation adjustment.

The fair value of assets and liabilities at December 31, 2013 measured on a recurring basis and the respective category within the fair value hierarchy for DPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2013 (a)	Based on Quoted Prices in Active Markets	Other observable inputs	Unobservable inputs
Assets
Master trust assets
Money market funds	$0.3	$0.3	$-	$-
Equity securities	4.4	4.4	-	-
Debt securities	5.5	5.5	-	-
Hedge Funds	0.9	-	0.9	-
Real Estate	0.4	0.4	-	-
Total Master trust assets	11.5	10.6	0.9	-

Derivative assets
FTRs	0.2	-	-	0.2
Heating oil futures	0.2	0.2	-	-
Forward power contracts	13.4	-	13.4	-
Total derivative assets	13.8	0.2	13.4	0.2

Total assets	$25.3	$10.8	$14.3	$0.2

Liabilities
Forward power contracts	$10.6	$-	$10.6	$-
Total derivative liabilities	10.6	-	10.6	-

Long-term debt	2,334.6	-	2,316.1	18.5

Total liabilities	$2,345.2	$-	$2,326.7	$18.5

(a)Includes credit valuation adjustment.

Our financial instruments are valued using the market approach in the following categories:

Level 1 inputs are used for derivative contracts such as heating oil futures and for money market accounts that are considered cash equivalents.  The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions.

Level 2 inputs are used to value derivatives such as forward power contracts and forward NYMEX-quality coal contracts (which are traded on the OTC market but which are valued using prices on the NYMEX for similar contracts on the OTC market).  Other Level 2 assets include:  open-ended mutual funds that are in the Master Trust, which are valued using the end of day NAV per unit; and interest rate hedges, which use observable inputs to populate a pricing model.

Level 3 inputs such as financial transmission rights are considered a Level 3 input because the monthly auctions are considered inactive.  Our Level 3 inputs are immaterial to our derivative balances as a whole and as such no further disclosures are presented.

Our debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets.  These fair value inputs are considered Level 2 in the fair value hierarchy.  The WPAFB note is not publicly traded.  Fair value is assumed to equal carrying value.  These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs.  Additional Level 3 disclosures were not presented since debt is not recorded at fair value.

Approximately 97% of the inputs to the fair value of our derivative instruments are from quoted market prices.

Non-recurring Fair Value Measurements

We use the cost approach to determine the fair value of our AROs which are estimated by discounting expected cash outflows to their present value at the initial recording of the liability.  Cash outflows are based on the approximate future disposal cost as determined by market information, historical information or other management estimates.  These inputs to the fair value of the AROs would be considered Level 3 inputs under the fair value hierarchy.  In 2014, AROs for asbestos, landfills, and river structures decreased by $1.5 million ($1.0 million after tax) primarily due to the sale of a generation plant.  The ARO for ash ponds was increased by $2.4 million ($1.6 million after tax) due to new rules issued by the USEPA in December 2014 that will be effective in June 2015.  The December 2014 increase of the AROs for ash ponds was limited to the ponds located at plants which are no longer in operation.  Additional ash pond AROs will be recorded in the first quarter of 2015 for the ponds located at plants which remain in operation.  There were no additions to our AROs during the year ended December 31, 2013.

When evaluating impairment of goodwill and long-lived assets, we measure fair value using the applicable fair value measurement guidance.  Impairment expense is measured by comparing the fair value at the evaluation date to the carrying amount. The following table summarizes major categories of assets and liabilities measured at fair value on a nonrecurring basis during the period and their level within the fair value hierarchy:

$ in millions	Year ended December 31, 2014
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets held and used (a)
DP&L (East Bend)	$14.2	$-	$-	$2.7	$11.5
Goodwill (b)
DPLER Reporting unit	$135.8	$-	$-	$-	$135.8

$ in millions	Year ended December 31, 2013
	Carrying	Fair Value			Gross
	Amount	Level 1	Level 2	Level 3	Loss
Assets
Long-lived assets held and used (a)
DP&L (Conesville)	$26.2	$-	$-	$-	$26.2
Goodwill (b)
DP&L Reporting unit	$623.3	$-	$-	$317.0	$306.3

(a)See Note 15 for further information

(b)See Note 5 for further information

The following table summarizes the significant unobservable inputs used in the Level 3 measurement of long-lived assets during the year ended December 31, 2014:

$ in millions	Fair Value	Valuation Technique	Unobservable input	Range (Weighted Average)
Long-lived assets held and used:
DP&L (East Bend)	$-	Discounted cash flows	Annual revenue growth	-31% to 18% (0%)
			Annual pretax operating margin	3% to 34% (15%)